Activity Related to Notes (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			115 Months Ended	121 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2013	Nov. 30, 2012	May 31, 2013	May 31, 2012	May 31, 2010	May 31, 2013	Nov. 30, 2013
Debt Instrument [Line Items]
Face amount of notes	$ 7,221,250		$ 7,221,250		$ 6,588,250			$ 6,588,250	$ 7,221,250
Debt discounts					(6,243,502)			(6,243,502)
Unamortized discount	(2,692,486)		(2,692,486)		(4,539,886)			(4,539,886)	(2,692,486)
Amortization of debt discount	1,595,004	257,313	3,047,401	257,313	1,703,616	2,063		2,440,542	5,487,943
Exercise of right of repayment			(250,000)
Conversions			(2,350,000)		(567,000)		(146,456)
Total carry value of Notes	1,928,764		1,928,764		1,481,364			1,481,364	1,928,764
Short-term portion of Notes	(294,094)		(294,094)		(328,347)			(328,347)	(294,094)
Long-term portion of Notes	$ 1,634,670		$ 1,634,670		$ 1,153,017			$ 1,153,017	$ 1,634,670